Schedule of Income Tax Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Current taxes	$ 49,094	$ 347,691	$ 109,878
Deferred tax expense (benefit)		(34,270)
Income tax expense	$ 49,094	$ 313,421	$ 109,878